S000012717 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI® ACWI IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.86%	2.57%	3.45%
GLOBAL REAL ESTATE INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	2.99%	3.83%
GLOBAL REAL ESTATE INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	1.97%	2.67%
GLOBAL REAL ESTATE INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	1.98%	2.52%